Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Schedule of fair value assumption of each option granted

	For the year ended December 31,
	2019	2020	2021
Expected volatility	46.54%-47.29%	47.00%-55.00%	46.48%-52.64%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2	2.2-2.8	2.2-2.8
Risk-free interest rate	1.77%-2.70%	0.62%-1.77%	1.03%-1.61%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	12.32-12.43	12.98-16.13	4.15-12.90

Schedule of company's options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2019, 2020 and 2021:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	options	exercise price	contractual life	Intrinsic Value
	(in thousands)	US$	Years	US$
				(in thousands)
Outstanding as of January 1, 2019	4,291	0.1	8.17	43,312
Granted	1,660	0.1
Exercised	(2,008)	0.1		31,456
Forfeited	(447)	0.1
Outstanding as of December 31, 2019	3,496	0.1	8.55	55,188
Granted	2,665	0.1
Exercised	(1,090)	0.1		15,148
Forfeited	(545)	0.1
Outstanding as of December 31, 2020	4,526	0.1	8.60	66,255
Granted	1,048	0.1
Exercised	(1,774)	0.1		16,088
Forfeited	(1,288)	0.1
Outstanding as of December 31, 2021	2,512	0.1	8.47	10,167

Vested and exercisable as of December 31, 2019	619	0.1	7.23	9,772
Vested and exercisable as of December 31, 2020	557	0.1	7.44	8,156
Vested and exercisable as of December 31, 2021	1,116	0.1	8.84	4,515